Pension, Savings, and Other Employee Benefits - Funded (Unfunded) Status of Plan (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 36,267	$ 40,878
Funded status of the plans	(34,356)	(29,640)
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	32,098	36,063
Funded status of the plans	(17,742)	(20,809)
Qualified pension | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plans	$ 1,900	$ 11,200